Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net Loss	$ (3,458)	$ (5,121)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	575	379
Equity-settled stock-based payment	17,001	12,707
Impairment of intangible assets	12
Finance income (expenses)	51	(149)
Changes in operating assets and liabilities:
Trade receivables	(5,015)	(2,555)
Financing receivables, net	(2,233)	(2,969)
Other current assets	295	175
Accounts payable	(230)	(447)
Accrued liabilities	10,788	7,633
Customer deposits	10,467	6,170
Other payables	(4,973)	127
NET CASH PROVIDED BY OPERATING ACTIVITIES	23,280	15,950
INVESTING ACTIVITIES
Purchase of property and equipment	(238)	(285)
Purchase of financial assets	(5,414)	(1,350)
Proceeds from sale of financial assets	5,315	257
NET CASH USED IN INVESTING ACTIVITIES	(337)	(1,378)
FINANCING ACTIVITIES
Repurchase of common shares		(6,122)
Payment of employee taxes on certain stock-based arrangements		(1,213)
Proceeds from exercise of stock options	53	310
Contributions from (distributions to) non-controlling interest	16	(76)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	69	(7,101)
Net change in cash, cash equivalents and restricted cash	23,012	7,471
Cash, cash equivalents and restricted cash, beginning of period	59,551	47,465
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	258	29
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	$ 82,821	$ 54,965